Selected Statements of Income Data - Schedule of Research and Development Costs, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Research and Development Costs, Net [Abstract]
Total costs	$ 15,960	$ 13,511	$ 13,149
Less - capitalized software costs	(2,650)	(3,183)	(3,059)
Research and development, net	$ 13,310	$ 10,328	$ 10,090